SHORT-TERM BANK BORROWINGS	12 Months Ended
Sep. 30, 2021
SHORT-TERM BANK BORROWINGS
SHORT-TERM BANK BORROWINGS

NOTE 11 – SHORT-TERM BANK BORROWINGS

Short-term bank borrowings consisted of the following at September 30, 2021:

		Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
Bank of China	5,650,000	876,866	2021-08-30	2022-08-26	5.27%
Bank of China	4,250,000	659,590	2021-09-06	2022-09-01	5.27%
China Merchants Bank	7,000,000	1,086,383	2021-05-25	2021-11-24	4.55%
China Merchants Bank	5,000,000	775,988	2021-05-31	2021-11-24	4.55%
China Merchants Bank	4,000,000	620,790	2021-06-09	2021-11-24	4.55%
Industrial Bank	6,000,000	931,185	2021-02-01	2022-02-01	5.22%
Industrial Bank	7,000,000	1,086,383	2021-02-02	2022-01-26	5.22%
China Minsheng Bank	45,000,000	6,983,890	2021-03-24	2022-03-20	4.50%
China Minsheng Bank	9,000,000	1,396,778	2021-03-26	2022-03-20	4.50%
China Minsheng Bank	3,000,000	465,593	2021-03-31	2022-03-20	4.50%
China Minsheng Bank	4,000,000	620,790	2021-05-18	2022-05-18	4.50%
China Minsheng Bank	5,000,000	775,988	2021-06-17	2022-06-10	3.50%
China Minsheng Bank	5,000,000	775,988	2021-08-12	2022-08-11	3.50%
China Minsheng Bank	5,000,000	775,988	2021-06-21	2022-06-23	3.50%
CZBANK	980,000	152,094	2020-12-16	2021-11-18	5.50%
CZBANK	1,000,000	155,198	2021-07-15	2022-04-07	5.60%
CZBANK	4,600,000	713,909	2020-12-14	2021-11-11	5.50%
CZBANK	2,140,000	332,123	2020-11-25	2021-11-09	5.50%
CZBANK	1,960,000	304,187	2020-11-17	2021-11-02	5.80%
CZBANK	1,275,000	197,877	2020-11-18	2021-11-04	5.80%
CZBANK	2,000,000	310,395	2020-12-16	2021-11-16	5.50%
CZBANK	2,000,000	310,395	2021-04-13	2022-04-11	6.00%
Bank of Communications	7,000,000	1,086,383	2021-07-15	2022-07-06	4.65%
Total	137,855,000	21,394,761

Short-term bank borrowings consisted of the following at September 30, 2020:

		Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
Agricultural Bank - Longwan Branch	1,300,000	191,469	7/1/2020	6/1/2021	5.10%
Agricultural Bank - Longwan Branch	3,000,000	441,852	2/28/2020	2/1/2021	2.85%
Agricultural Bank - Longwan Branch	5,750,000	846,883	7/9/2020	7/1/2021	5.10%
Agricultural Bank - Longwan Branch	6,000,000	883,704	8/10/2020	8/1/2021	5.10%
Agricultural Bank - Longwan Branch	6,190,000	911,688	11/4/2019	11/1/2020	5.66%
Agricultural Bank - Longwan Branch	7,580,000	1,116,413	8/14/2020	8/13/2021	5.10%
Agricultural Bank - Longwan Branch	8,000,000	1,178,273	11/13/2019	11/11/2020	5.66%
Agricultural Bank - Longwan Branch	8,700,000	1,281,372	12/23/2019	12/1/2020	5.70%
Bank of China	4,250,000	625,957	9/7/2020	9/2/2021	5.27%
Bank of China	5,750,000	846,883	9/3/2020	8/31/2021	5.27%
China Merchants Bank	16,500,000	2,430,187	12/13/2019	12/20/2020	4.55%
Industrial Bank	1,000,000	147,284	6/2/2020	3/2/2021	5.50%
Industrial Bank	1,900,000	279,840	12/26/2019	12/26/2020	5.22%
Industrial Bank	3,000,000	441,852	11/1/2019	10/21/2020	6.00%
Industrial Bank	5,000,000	736,420	10/30/2019	10/30/2020	6.00%
Industrial Bank	5,000,000	736,420	10/31/2019	10/26/2020	6.00%
China Minsheng Bank	2,800,000	412,395	6/11/2020	6/11/2021	5.80%
China Minsheng Bank	3,000,000	441,852	6/12/2020	6/12/2021	5.80%
CZBANK	550,000	81,006	4/9/2020	11/26/2020	6.00%
CZBANK	1,105,000	162,749	4/13/2020	11/20/2020	6.00%
CZBANK	1,580,000	232,709	4/16/2020	11/23/2020	6.00%
CZBANK	2,140,000	315,188	4/10/2020	12/10/2020	6.00%
CZBANK	2,970,000	437,434	4/10/2020	1/6/2021	6.00%
CZBANK	4,610,000	678,980	4/17/2020	12/24/2020	6.00%
CZBANK	1,980,000	291,622	4/13/2020	10/23/2020	6.00%
Bank of Communications	3,300,000	486,037	2/13/2020	2/9/2021	6.15%
Bank of Communications	5,000,000	736,425	2/11/2020	2/9/2021	6.15%
Total	117,955,000	17,372,894

The Company’s short-term bank borrowings are pledged by its assets as listed below, and guaranteed by the Company’s major shareholders: HUANG Jian Cong, WANG Jian Di, WANG Guo Lin, WANG Min Jie, and WANG Yang Ming, and their immediate family members.

The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:

	As of September 30,
	2021	2020
Accounts receivable	$2,053,490	$1,829,454
Buildings, net	4,508,834	4,409,238
Land use rights, net	419,721	411,067
Machinery, net	92,761	95,078
Inventory	2,793,556	2,651,113
Total	$9,868,362	$9,395,950